Share capital and premium related to the share capitals	6 Months Ended
Jun. 30, 2023
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Share capital and premium related to the share capitals

Note 15. Share capital and premium related to the share capitals

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in $
Balance as of January 1, 2022	2,945	934,696	45,484,310	0.05
Exercise of share warrants, employee warrants and stock options	1	—	26,500	—
Non-cash stock-based compensation expense	—	5,331	—	—
Other movements	—	(372,744)	—	—
Balance as of June 30, 2022	2,946	567,284	45,510,810	0.05
Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Non-cash stock-based compensation expense	—	4,053	—	—
Capital increase of Cellectis (1)	536	24,482	9,907,800
Transaction costs related to Cellectis’ capital increase (2)	—	(1,455)	—	—
Other movements	—	(133,976)	—	—
Balance as of June 30, 2023	3,491	476,224	55,583,768	0.05

Capital evolution during the six-month period ended June 30, 2023

(1)
During the six-month period ended June 30, 2023, 9,907,800 shares were issued in the Cellectis Follow-on Offering with gross proceeds of $24.8 million.
(2)
These costs correspond to the issuance costs incurred in 2023 in connection with the Cellectis Follow-on Offering as a reduction of share premium, in addition to the $0.6 million costs incurred and deducted from Equity in the fourth quarter of 2022. The total transaction costs for this Cellectis Follow-on Offering amount to $2.0 million.
(3)
During the annual shareholders meeting of June 27, 2023, the shareholders, in accordance with French Law, approved the absorption of $134.0 million of retain²ed earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.